CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total Burford Capital Limited Equity	Ordinary shares	Treasury shares	Additional Paid-in Capital	Retained earnings	Accumulated other comprehensive income (Loss)	Noncontrolling Interest	Total
Balance at the beginning at Dec. 31, 2020	$ 1,762,758	$ 598,813		$ 22,529	$ 1,136,274	$ 5,142	$ 260,352	$ 2,023,110
Balance at the beginning (in shares) at Dec. 31, 2020		219,049,877
Changes in equity
Net income/(loss)	(28,751)				(28,751)		21,813	(6,938)
Foreign currency translation adjustment	(2,222)					(2,222)		(2,222)
Ordinary shares purchased by the Burford Capital Employee Benefit Trust	(3,686)			(3,686)				(3,686)
Ordinary shares distributed by the Burford Capital Employee Benefit Trust	(449)			1,103	(1,552)			(449)
Transfer RSU awards on vesting				(2,852)	2,852
Share-based compensation	9,272			9,272				9,272
Dividends paid	(41,050)				(41,050)			(41,050)
Third-party net capital contribution/(distribution)							129,980	129,980
Balance at the end at Dec. 31, 2021	1,695,872	$ 598,813		26,366	1,067,773	2,920	412,145	2,108,017
Balance at the end (in shares) at Dec. 31, 2021		219,049,877
Changes in equity
Net income/(loss)	30,506				30,506		66,953	97,459
Foreign currency translation adjustment	44,089					44,089		44,089
Acquisition of ordinary shares held in treasury	(3,749)		$ (3,749)					$ (3,749)
Acquisition of ordinary shares held in treasury (shares)			(468,000)					(468,000)
Ordinary shares purchased by the Burford Capital Employee Benefit Trust	(4,291)			(4,291)				$ (4,291)
Ordinary shares distributed by the Burford Capital Employee Benefit Trust	(2,495)				(2,495)			(2,495)
Transfer RSU awards on vesting				(6,047)	6,047
Share-based compensation	10,277			10,277				10,277
Dividends paid	(27,665)				(27,665)			(27,665)
Third-party net capital contribution/(distribution)							165,388	165,388
Other	40					40		40
Balance at the end at Dec. 31, 2022	1,742,584	$ 598,813	$ (3,749)	26,305	1,074,166	47,049	644,486	2,387,070
Balance at the end (in shares) at Dec. 31, 2022		219,049,877	(468,000)
Changes in equity
Net income/(loss)	610,522				610,522		107,677	718,199
Foreign currency translation adjustment	(39,737)					(39,737)		$ (39,737)
Issuance of ordinary shares for vested RSU awards		$ 3,425		(3,425)
Issuance of ordinary shares for vested RSU awards (in shares)		263,511						263,511
Acquisition of ordinary shares held in treasury	(3,759)		$ (3,759)					$ (3,759)
Acquisition of ordinary shares held in treasury (shares)			(261,000)					(261,000)
Distribution of ordinary shares for vested RSU awards			$ 3,029	(3,029)
Distribution of ordinary shares for vested RSU awards (shares)			378,053
Transfer RSU awards on vesting	(5,358)			2,589	(7,947)			$ (5,358)
Share-based compensation	14,105			14,105				14,105
Dividends paid	(27,499)				(27,499)			(27,499)
Third-party net capital contribution/(distribution)							164,759	164,759
Balance at the end at Dec. 31, 2023	$ 2,290,858	$ 602,238	$ (4,479)	$ 36,545	$ 1,649,242	$ 7,312	$ 916,922	$ 3,207,780
Balance at the end (in shares) at Dec. 31, 2023		219,313,388	(350,947)